UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number: [28-4768]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:
     /s/ Gregory D. Hitchan    San Francisco, California     November 14, 2006

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $2,669,155

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVID TECHNOLOGY, INC.               COM           05367P100   230665  6333483 SH       SOLE                  6333483
BOSTON SCIENTIFIC CORP.             COM           101137107    11335   766400 SH       SOLE                   766400
CAREER EDUCATION CORP.              COM           141665109    51705  2299000 SH       SOLE                  2299000
CB RICHARD ELLIS GROUP INC.         COM           12497T101   603514 24533084 SH       SOLE                 24533084
ELECTRONICS FOR IMAGING, INC.       COM           286082102    52715  2303965 SH       SOLE                  2303965
ERESEARCH TECHNOLOGY, INC.          COM           29481V108    73249  9043090 SH       SOLE                  9043090
GETTY IMAGES, INC.                  COM           374276103    94752  1907250 SH       SOLE                  1907250
HARRIS INTERACTIVE INC.             COM           414549105     2134   349900 SH       SOLE                   349900
THE HOME DEPOT, INC.                COM           437076102     8886   245000 SH       SOLE                   245000
ITT EDUCATIONAL SERVICES, INC.      COM           45068B109   454495  6855130 SH       SOLE                  6855130
JANUS CAPITAL GROUP, INC.           COM           47102X105   388391 19695309 SH       SOLE                 19695309
KINETIC CONCEPTS, INC.              COM           49460W208   141876  4509753 SH       SOLE                  4509753
LINCOLN EDUCATIONAL SERVICES CORP.  COM           533535100    23718  1449778 SH       SOLE                  1449778
MACROVISION CORP.                   COM           555904101    68082  2873865 SH       SOLE                  2873865
NU SKIN ENTERPRISES, INC.           CL A COM      67018T105   141259  8062710 SH       SOLE                  8062710
PAXAR CORP.                         COM           704227107    58270  2916400 SH       SOLE                  2916400
PRG-SCHULTZ INTERNATIONAL, INC.     COM           69357C503     5369   925771 SH       SOLE                   925771
ROSS STORES, INC.                   COM           778296103    75722  2980000 SH       SOLE                  2980000
SPRINT NEXTEL CORP.                 COM           852061900     5145   300000 SH CALL  SOLE                   300000
SYMANTEC CORP.                      COM           871503108     9895   465000 SH       SOLE                   465000
UAP HOLDINGS CORP.                  COM           903441103    97616  4567913 SH       SOLE                  4567913
UCBH HOLDINGS INC.                  COM           90262T308    47764  2735600 SH       SOLE                  2735600
ZEBRA TECHNOLOGIES CORP.            CL A COM      989207105    22598   632300 SH       SOLE                   632300